N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2017

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Semi-Annual Report

January 31, 2017

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a “Fund”, and collectively the “Funds”) for the six months ended January 31, 2017. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee (“FOMC” or “Committee”) statement in mid-September noted that the labor market had continued to strengthen and growth of economic activity had picked up from the modest pace seen in the first half of the year. Although the unemployment rate was little changed, job gains had been solid and household spending had been growing strongly. The Committee decided to maintain the target range for the federal funds rate at 1/4 to 1/2 percent. The Committee judged that the case for an increase in the federal funds rate had strengthened but decided, for the time being, to wait for further evidence of continued progress. In the mid-December statement the FOMC believed that the continued strength in the labor market and continued growth of economic activity since mid-year justified an increase in the federal funds rate to 1/2 to 3/4 percent and maintained that rate in January. The Committee expected that, with gradual adjustments in the stance of monetary policy, economic activity will expand at a moderate pace and labor market conditions will strengthen somewhat further. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.

Municipal Bond Market Recap

Returns were negative for the municipal bond market in the second half of the year, breaking a streak of four consecutive quarters of positive returns and posting two consecutive quarters of negative returns to finish the year. Interest rates rose throughout the yield curve in the third quarter as the labor market continued to strengthen and economic activity picked up from the first half of the year. Rates continued to rise in October and more drastically in November on the heels of the Presidential Election, prospects of a higher growth rate for the economy and the possibility of tax reform from a new administration and unified government. November was the municipal market’s worst performance month since the 2008 financial crisis. However, the market did get a bit of a reprieve in December and January as bond prices recovered some of the prior month’s losses. Yields increased throughout the curve from August through January, up 92 basis points on the 10 year AAA GO, and 98 and 96 basis points on the 20 and 30 year AAA GO, respectively. The dramatic increase in rates from August through January resulted in negative returns for the Funds in the semi-annual period ending January 31.

Fund Performance and Outlook

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market activity and the possibility of rising rates has lead us to favor high quality, higher coupon (4% to 5%) bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders. All else equal, the shorter maturity structure and higher coupons will be more defensive, mitigating some negative impact to each Fund’s share price should a rise in rates occur.

The Kansas Municipal Fund began the period at $11.13 per share and ended the period at $10.67 per share for a total return of -2.79%*. This compares to the Barclays Capital Municipal Index’s return of -3.34%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.90% and 10.7 years, respectively.

The Maine Municipal Fund began the period at $11.31 per share and ended the period at $10.74 per share for a total return of -3.90%*. This compares to the Barclays Capital Municipal Index’s return of -3.34%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.44% and 11.7 years, respectively.

The Nebraska Municipal Fund began the period at $10.82 per share and ended the period at $10.25 per share for a total return of -4.13%*. This compares to the Barclays Capital Municipal Index’s return of -3.34%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.84% and 14.3 years, respectively.

The New Hampshire Municipal Fund began the period at $11.07 per share and ended the period at $10.38 per share for a total return of -5.26%*. This compares to the Barclays Capital Municipal Index’s return of -3.34%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.35% and 11.1 years, respectively.

The Oklahoma Municipal Fund began the period at $12.10 per share and ended the period at $11.53 per share for a total return of -3.61%*. This compares to the Barclays Capital Municipal Index’s return of -3.34%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.68% and 13.7 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%, 1.21%, 1.20%, 1.29%, and 1.68%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,752	$10,000
7/31/07	$10,306	$10,050	$10,427
7/31/08	$10,604	$10,341	$10,722
7/31/09	$11,035	$10,761	$11,269
7/30/10	$11,710	$11,420	$12,301
7/29/11	$12,064	$11,764	$12,700
7/31/12	$13,037	$12,714	$14,035
7/31/13	$12,728	$12,413	$13,728
7/31/14	$13,468	$13,134	$14,726
7/31/15	$13,876	$13,532	$15,250
7/29/16	$14,612	$14,249	$16,309
1/31/17	$14,204	$13,852	$15,765

Average Annual Total Returns for the periods ended January 31, 2017

					Since Inception
	1 year	3 year	5 year	10 year	(November 15, 1990)
Without sales charge	-0.44%	2.70%	2.06%	3.40%	4.13%
With sales charge (3.75%)	-2.91%	1.85%	1.54%	3.14%	4.03%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,751	$10,000
7/31/07	$10,316	$10,060	$10,427
7/31/08	$10,604	$10,340	$10,722
7/31/09	$10,997	$10,723	$11,269
7/30/10	$11,617	$11,328	$12,301
7/29/11	$11,999	$11,701	$12,700
7/31/12	$12,986	$12,664	$14,035
7/31/13	$12,472	$12,162	$13,728
7/31/14	$13,363	$13,031	$14,726
7/31/15	$13,836	$13,492	$15,250
7/29/16	$14,658	$14,293	$16,309
1/31/17	$14,053	$13,704	$15,765

Average Annual Total Returns for the periods ended January 31, 2017

					Since Inception
	1 year	3 year	5 year	10 year	(November 17, 1993)
Without sales charge	-1.55%	2.87%	2.00%	3.26%	3.61%
With sales charge (3.75%)	-3.98%	2.01%	1.49%	3.00%	3.50%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.21%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,754	$10,000
7/31/07	$10,310	$10,056	$10,427
7/31/08	$10,414	$10,157	$10,722
7/31/09	$10,860	$10,592	$11,269
7/30/10	$11,687	$11,399	$12,301
7/29/11	$12,172	$11,872	$12,700
7/31/12	$13,304	$12,976	$14,035
7/31/13	$12,832	$12,516	$13,728
7/31/14	$13,656	$13,319	$14,726
7/31/15	$14,041	$13,695	$15,250
7/29/16	$14,950	$14,581	$16,309
1/31/17	$14,411	$14,056	$15,765

Average Annual Total Returns for the periods ended January 31, 2017

					Since Inception
	1 year	3 year	5 year	10 year	(September 25, 1996)
Without sales charge	-1.06%	2.84%	1.97%	3.50%	3.88%
With sales charge (3.75%)	-3.57%	1.98%	1.46%	3.24%	3.76%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,750	$10,000
7/31/07	$10,289	$10,032	$10,427
7/31/08	$10,642	$10,375	$10,722
7/31/09	$11,197	$10,917	$11,269
7/30/10	$11,812	$11,517	$12,301
7/29/11	$12,107	$11,804	$12,700
7/31/12	$13,171	$12,842	$14,035
7/31/13	$12,859	$12,538	$13,728
7/31/14	$13,466	$13,129	$14,726
7/31/15	$13,785	$13,440	$15,250
7/29/16	$14,536	$14,172	$16,309
1/31/17	$13,969	$13,619	$15,765

Average Annual Total Returns for the periods ended January 31, 2017

					Since Inception
	1 year	3 year	5 year	10 year	(December 5, 1991)
Without sales charge	-1.82%	2.07%	1.52%	3.22%	4.27%
With sales charge (3.75%)	-4.29%	1.22%	1.01%	2.96%	4.17%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.29%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/06	$10,000	$9,753	$10,000
7/31/07	$10,302	$10,047	$10,427
7/31/08	$10,686	$10,421	$10,722
7/31/09	$11,182	$10,905	$11,269
7/30/10	$11,783	$11,491	$12,301
7/29/11	$12,094	$11,795	$12,700
7/31/12	$12,945	$12,625	$14,035
7/31/13	$12,662	$12,348	$13,728
7/31/14	$13,234	$12,907	$14,726
7/31/15	$13,558	$13,223	$15,250
7/29/16	$14,253	$13,900	$16,309
1/31/17	$13,502	$13,168	$15,765

Average Annual Total Returns for the periods ended January 31, 2017

					Since Inception
	1 year	3 year	5 year	10 year	(December 31, 1992)
Without sales charge	-3.14%	1.52%	1.10%	2.86%	3.85%
With sales charge (3.75%)	-5.56%	0.67%	0.60%	2.60%	3.74%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.68%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2017 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2017 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2017 (unaudited)

General Obligation	46.7%
Health Care	20.2%
Other Revenue	14.9%
Utilities	10.8%
Cash Equivalents and Other	3.8%
Transportation	1.9%
Education	1.4%
Housing	0.3%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2017 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.2%)

Education (1.4%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	$212,916
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	275,902
Sedgwick Cnty Unified Sch 5.250% 09/01/20	345,000	367,773
Sedgwick Cnty Unified Sch 5.250% 09/01/20	15,000	15,924
		872,515
General Obligation (46.7%)
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/27	250,000	287,807
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/28	250,000	284,253
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/29	250,000	281,075
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/30	250,000	279,675
Bourbon Cnty KS USD #234 (Fort Scott) GO 5.000% 09/01/31	500,000	556,775
Butler Cnty KS USD #402 (Augusta) GO 5.250% 09/01/21	560,000	596,988
Butler Cnty KS USD #402 (Augusta) GO 4.000% 09/01/30	250,000	269,602
Butler Cnty KS USD #385 (Andover) GO Ref & Impt 5.000% 09/01/18	500,000	531,555
Clay Cnty KS Ref & Impt GO 4.000% 10/01/36	500,000	506,905
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	106,636
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	521,649
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	356,359
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	108,127
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	272,970
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	267,398
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	410,681
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	274,578
*Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,292,380
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	263,160
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	213,400
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,067,000
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	277,088
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	271,990
Johnson & Miami Cnty KS USD #230 4.000% 09/01/36	500,000	505,245
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	290,310
Johnson Cnty KS USD #233 G.O. 4.000% 09/01/29	500,000	542,040
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	158,286
Junction City KS Ref & Impt 5.000% 09/01/25	245,000	250,829
Junction City KS Ref & Impt 5.000% 09/01/25	5,000	5,116
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	107,640
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	108,021
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	108,274
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	221,430
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	329,949
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,106,410
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	567,490
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	340,419
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	106,955
Manhattan KS GO 5.000% 11/01/28	130,000	137,166
Miami Cnty KD USD #368 5.000% 09/01/27	135,000	154,232
Miami Cnty KD USD #368 5.000% 09/01/27	115,000	128,439
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	256,260
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	260,195
Newton KS Unlimited GO 5.000% 09/01/21	100,000	109,515
Newton KS Unlimited GO 4.750% 09/01/29	435,000	473,632
Park City KS 5.100% 12/01/20	200,000	221,718
Park City KS 5.500% 12/01/24	100,000	111,970
Park City KS 6.000% 12/01/29	500,000	566,795
City of Park City KS 5.375% 12/1/25	250,000	278,020
Salina KS GO 4.625% 10/01/27	200,000	204,844
Scott Cnty KS Ref GO 5.000% 04/01/32	500,000	571,410
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	252,769
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,156
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	106,770
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	517,912
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	15,720
Sedgwick Cnty Unified Sch 5.000% 09/01/24	245,000	260,212
Sedgwick Cnty Unified Sch 5.000% 09/01/24	5,000	5,276
Sedgwick Cnty KS USD #262 5.000% 09/01/35	1,000,000	1,117,220
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	795,188
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	265,453
Sedgwick Cnty Unified Sch 5.250% 09/01/19	215,000	229,156
Sedgwick Cnty Unified Sch 5.250% 09/01/19	10,000	10,643
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	260,000	291,762
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	240,000	261,881
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	584,225
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	515,890
Seward Cty KS USD #480 GO 5.000% 09/01/33	85,000	98,937
Seward Cty KS USD #480 GO 5.000% 09/01/33	415,000	456,579
Wichita KS GO 4.500% 09/01/22	150,000	154,030
Wichita KS GO 4.750% 09/01/27	180,000	184,603
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	255,090
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	510,180
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	107,296
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	289,200
Wyandotte Cnty KS USD #500 GO 5.000% 09/01/26	1,000,000	1,171,970
		27,983,779
Health Care (20.2%)
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/30	1,020,000	1,071,092
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/35	500,000	518,605
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/32	550,000	578,842
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,050,030
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	435,000	483,355
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	65,000	68,604
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	272,472
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	273,018
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	109,083
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	423,448
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	516,400
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	264,042
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,044,290
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	811,157
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	105,514
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	524,595
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	283,337
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	281,405
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	545,065
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	506,790
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	265,068
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	258,905
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	457,322
Univ KS Hosp Auth Ref & Impt-KU Hlth Sys 4.000% 09/01/40	500,000	504,120
Univ KS Hosp Auth 5.000% 09/01/35	500,000	553,480
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	349,995
		12,120,034
Housing (0.3%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	160,000	160,565

Other Revenue (14.9%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,051
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	337,017
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	375,771
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	107,592
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,092,890
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	522,565
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	254,250
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,014
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	532,760
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	361,350
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	262,740
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	261,175
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	35,000	36,896
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	519,805
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	536,600
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,090,040
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	532,000
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	271,906
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	638,286
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	552,255
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	436,624
		8,902,587
Transportation (1.9%)
KS Dept of Transportation Highway Rev. 5.000% 09/01/34	500,000	578,885
KS Dept of Transportation Highway Rev. 5.000% 09/01/35	250,000	288,945
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	261,047
		1,128,877
Utilities (10.8%)
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,137,250
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	523,925
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	793,852
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	511,190
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	215,308
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	538,270
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	271,172
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,366,500
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser A 5.000% 09/01/35	500,000	549,210
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser B 5.000% 09/01/28	500,000	566,320
		6,472,997

TOTAL MUNICIPAL BONDS (COST: $55,585,866)		$57,641,354

OTHER ASSETS LESS LIABILITIES (3.8%)		2,278,813

NET ASSETS (100.0%)		$59,920,167

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2017 (unaudited)

Utilities	32.2%
General Obligation	30.2%
Education	18.2%
Health Care	7.1%
Other Revenue	7.0%
Cash Equivalents and Other	2.6%
Housing	1.6%
Transportation	1.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2017 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.4%)

Education (18.2%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$384,440
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,659,870
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	207,544
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	763,995
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	274,048
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	260,225
Univ of NE Brd of Regt (Student Fees & Fac) 5.000% 07/01/35	1,500,000	1,699,365
Univ of NE Brd of Regt (Student Fees & Fac) 5.000% 05/15/35	500,000	564,205
Univ of NE Rev 5.000% 05/15/33	250,000	288,000
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	252,947
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	630,708
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	261,692
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	265,365
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	298,364
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,094,400
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	277,403
		9,182,571
General Obligation (30.2%)
Buffalo County NE GO 3.000% 12/15/32	500,000	471,930
Douglas Cty School Dist. #001 GO Omaha NE Pub Schs 5.000% 12/15/29	2,130,000	2,560,686
Douglas Cnty NE SD #010 4.000% 12/15/34	300,000	311,490
Douglas Cnty NE SD #010 4.000% 12/15/30	500,000	528,080
Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/30	410,000	441,012
Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/31	435,000	466,951
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	563,935
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	558,535
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	100,269
City of Lincoln COP 4.000% 04/01/27	325,000	363,428
*Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,249,890
Omaha NE GO Ref- Ser A 5.000% 04/15/25	750,000	893,123
Omaha NE GO Ref- Ser A 5.000% 04/15/27	955,000	1,138,876
Omaha NE GO 5.000% 04/15/28	500,000	591,335
Omaha NE Unlimited GO 5.000% 10/15/25	45,000	49,314
City of Omaha NE 5.000% 10/15/25	205,000	223,116
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	265,228
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	255,875
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	263,910
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,034,500
Ralston NE Arena GO 4.500% 09/15/31	500,000	412,330
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	279,897
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	286,860
Sidney NE GO 4.000% 12/15/36	1,250,000	1,295,538
#Sidney NE GO 4.000% 12/15/36	575,000	596,206
		15,202,314
Health Care (7.1%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	264,593
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	539,860
Douglas Cty NE Hosp. Auth. #002 5.000% 05/15/27	200,000	232,576
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	853,933
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	445,764
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	278,642
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	277,132
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	276,662
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	269,270
Lincoln Cnty NE Hosp Auth #1 North Platte 4.000% 11/01/37	150,000	146,525
		3,584,957
Housing (1.6%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	269,930
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	539,860
		809,790
Other Revenue (7.0%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	825,757
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	262,805
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	165,427
NE Coop Republican Platte Enhancement Project River 3.850% 12/15/30	300,000	302,259
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	500,000
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	117,941
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,126,320
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	206,496
		3,507,005
Transportation (1.1%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	558,860

Utilities (32.2%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	2,000,000	2,194,000
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	540,175
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	531,315
Columbus NE Combined Rev & Ref 4.000% 12/15/32	100,000	104,715
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	285,933
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	524,615
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,112,090
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	251,663
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	304,205
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	437,040
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	263,325
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	261,300
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	818,197
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	270,677
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	211,534
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	544,630
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	108,455
NE Pub Pwr Dist Rev 5.000% 01/01/41	250,000	276,703
*NE Public Power Dist Gen- Ser C 5.000% 01/01/36	2,355,000	2,610,800
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	281,563
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	559,665
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	261,108
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	104,692
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	140,000	140,000
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	289,812
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	288,067
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	573,560
Omaha Sanitation & Sewer 4.000% 04/01/35	250,000	258,792
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	281,537
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/31	445,000	506,085
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/32	400,000	413,760
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/35	365,000	374,724
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	269,095
		16,253,832

TOTAL MUNICIPAL BONDS (COST: $48,292,416)		$49,099,329

OTHER ASSETS LESS LIABILITIES (2.6%)		1,315,501

NET ASSETS (100.0%)		$50,414,830

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of January 31, 2017.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2017 (unaudited)

Utilities	37.9%
Other Revenue	22.9%
Education	19.0%
Transportation	7.6%
Health Care	4.2%
General Obligation	3.9%
Cash Equivalents and Other	3.7%
Housing	0.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2017 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.3%)

Education (19.0%)
Okarche OK Econ Dev Auth Pub Schs Proj 5.000% 09/01/23	$250,000	$280,922
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	140,000	149,228
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	740,000	778,583
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	783,292
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	262,682
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	553,795
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	250,000	288,247
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	565,130
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	554,825
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	294,635
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	303,975
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	318,460
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	327,628
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,032,690
Univ of OK Rev 5.000% 07/01/37	290,000	316,651
Univ of OK Rev Gen-Ser A 5.000% 07/01/41	250,000	274,392
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	552,620
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	650,000	662,838
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	551,410
		8,852,003
General Obligation (3.9%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	190,174
Oklahoma City OK 5.000% 03/01/27	400,000	414,112
*Oklahoma City OK 4.000% 03/01/24	1,000,000	1,115,100
Oklahoma City OK GO 3.000% 03/01/30	100,000	99,166
		1,818,552
Health Care (4.2%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	416,864
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	288,035
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	252,425
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	266,228
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	15,000	15,024
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	485,315
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	260,373
		1,984,264
Housing (0.8%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	190,105
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,035
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	90,000	90,014
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	15,000	15,014
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	10,000	10,062
		400,230
Other Revenue (22.9%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	307,909
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	279,918
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	269,625
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	537,105
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	269,085
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	156,733
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	402,378
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	456,476
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	706,825
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	251,983
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	911,152
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	288,692
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	573,170
Okmulgee Cnty OK Govtl Bldg Auth Sales Tax Rev 4.250% 12/01/35	500,000	513,000
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	160,020
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	535,405
Sand Springs OK Muni Auth Capital IMPT Rev 4.250% 01/01/35	250,000	270,671
Sand Springs OK Muni Auth Capital IMPT Rev 4.000% 01/01/36	500,000	514,950
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	595,205
Tulsa Cnty OK Indl Auth Cap Impts Rev 3.000% 09/01/27	245,000	244,145
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	521,330
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	463,508
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	251,747
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	269,110
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	393,736
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	530,030
		10,673,908
Transportation (7.6%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	254,383
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	253,905
OK St Cap Impt Auth 4.000% 10/01/24	800,000	869,176
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,080,300
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	276,008
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	523,390
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	275,918
		3,533,080
Utilities (37.9%)
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	774,338
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	510,840
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	108,042
Coweta OK Public Wks Auth Util Sys Rev 4.000% 08/01/32	1,000,000	1,019,010
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.000% 07/01/41	355,000	363,275
Glenpool Util Rev 5.100% 12/01/35	250,000	274,250
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,052,690
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	210,010
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,183,280
Grand River Dam Auth Rev 5.000% 06/01/33	500,000	564,660
Miami, OK Special Util Rev 4.000% 12/01/36	500,000	509,145
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,245,560
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	266,898
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	279,358
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	1,000,000	1,161,370
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	114,529
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	181,274
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	289,393
*OK Mun Pwr Auth Rev 5.750% 01/01/24	1,550,000	1,717,974
OK Municipal Power Auth Ref-Ser A 5.000% 01/01/38	575,000	634,622
OK Wtr Resources Brd 5.000% 04/01/28	500,000	541,850
OK Wtr Resources Brd 5.000% 04/01/32	140,000	157,510
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	163,329
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	104,869
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	839,805
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	101,668
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	386,437
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	317,964
Tulsa OK Metropolitan Util Auth Ref- Ser C 5.000% 10/01/25	500,000	606,810
		17,680,760

TOTAL MUNICIPAL BONDS (COST: $44,001,321)		$44,942,797

OTHER ASSETS LESS LIABILITIES (3.7%)		1,725,326

NET ASSETS (100.0%)		$46,668,123

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2017 (unaudited)

General Obligation	29.1%
Health Care	24.8%
Education	17.0%
Transportation	9.9%
Other Revenue	6.3%
Housing	6.0%
Utilities	5.2%
Cash Equivalents and Other	1.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2017 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.3%)

Education (17.0%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$125,000	$132,953
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	106,009
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	760,395
ME Health & Higher Ed Facs Auth Rev Ref Ser A Colby Clg 5.000% 07/01/39	500,000	562,355
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	281,940
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	189,018
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	266,525
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	295,304
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	111,232
Univ of ME Sys Rev 4.625% 03/01/29	100,000	100,309
Univ of ME Sys Rev 4.750% 03/01/37	545,000	546,738
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,008
		3,357,786
General Obligation (29.1%)
Auburn ME GO 4.500% 09/01/22	100,000	113,000
Bangor ME 4.000% 09/01/24	155,000	160,708
#Biddeford ME GO 4.000% 10/01/26	250,000	280,945
Falmouth ME GO 4.250% 11/15/31	200,000	212,744
Gorham ME Unlimited GO 4.000% 10/01/23	100,000	109,860
Gray ME Unlimited GO 4.000% 10/15/26	280,000	294,890
Gray ME Unlimited GO 4.000% 10/15/27	280,000	294,361
Lewiston ME GO Ref Public Impt Ser A 3.000% 02/15/32	150,000	145,001
Lewiston ME GO 3.000% 02/15/31	185,000	185,684
State of Maine General Obligation 4.000% 06/01/20	150,000	165,249
Maine ST GO BDS 2016 B 5.000% 06/01/26	250,000	305,375
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	271,490
Portland ME 4.250% 05/01/29	150,000	157,257
Portland ME 4.125% 10/01/29	100,000	104,576
Portland ME UNLTD GO 5.000% 08/01/21	125,000	145,894
Portland ME 5.000% 08/01/22	125,000	144,084
Presque Isle ME 3.000% 12/01/37	140,000	127,597
Presque Isle ME 3.125% 12/01/39	165,000	150,256
Regional School Unit #21 ME 2.500% 11/01/36	250,000	204,443
Saco ME GO 4.000% 04/01/28	100,000	105,139
Scarborough ME GO 4.000% 11/01/28	100,000	107,361
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	262,253
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	110,245
South Berwick ME 2.000% 10/01/25	400,000	389,676
Waterville ME GO 4.000% 07/01/25	135,000	146,162
Waterville ME GO 3.000% 04/01/25	250,000	261,193
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	114,055
York ME GO 2.250% 10/01/32	755,000	658,602
		5,728,100
Health Care (24.8%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	50,000	55,957
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	130,000	144,563
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	10,000	11,025
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	10,000	11,278
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	190,000	196,589
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	190,000	210,022
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	15,263
*ME Health & Higher Ed Facs Auth Rev Central Maine Medical Center 5.000% 07/01/39	610,000	642,684
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	123,109
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	277,213
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	265,413
*ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/29	1,000,000	1,100,900
ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/30	500,000	549,025
ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/31	500,000	545,700
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	15,000	17,726
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	235,000	274,621
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	5,000	5,084
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	230,000	232,757
ME Health & Higher Ed Facs Auth Rev E Main Healthcare - Ser A 4.000% 07/01/46	250,000	209,188
		4,888,117
Housing (6.0%)
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	15,000	15,369
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	436,209
ME St Hsg Auth Mtg Pur 4.000% 11/15/30	205,000	206,687
ME St Hsg Auth Mtg Pur 3.300% 11/15/35	330,000	303,476
ME St Hsg Auth 3.000% 11/15/36	250,000	215,120
		1,176,861
Other Revenue (6.3%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	213,340
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	128,635
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	143,709
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	118,088
Maine Municipal Bond Bank 3.000% 11/01/33	100,000	91,255
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,006
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	541,862
		1,241,895
Transportation (9.9%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,095,150
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	255,060
Portland ME Airport Rev 5.250% 01/01/35	250,000	263,473
Portland ME Airport Rev 5.000% 07/01/22	100,000	113,826
Portland ME Airport Rev 5.000% 07/01/23	100,000	114,528
Portland ME Airport Rev 5.000% 07/01/24	100,000	113,215
		1,955,252
Utilities (5.2%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	507,850
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	512,485
		1,020,335

TOTAL MUNICIPAL BONDS (COST: $19,247,938)		$19,368,346

OTHER ASSETS LESS LIABILITIES (1.7%)		338,451

NET ASSETS (100.0%)		$19,706,797

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#When-issued purchase as of January 31, 2017.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2017 (unaudited)

General Obligation	55.9%
Health Care	16.9%
Education	12.4%
Housing	5.7%
Utilities	3.4%
Transportation	3.0%
Cash Equivalents and Other	2.7%
100%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2017 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (12.4%)
NH Health & Ed Facs Auth Rev Univ System of New Hampshire 5.000% 07/01/27	$120,000	$140,142
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	175,000	206,244
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	175,000	179,636
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	72,546
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	110,067
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	109,386
		818,021
General Obligation (55.9%)
Concord NH Ref GO 4.000% 08/15/26	100,000	114,355
Concord NH GO 4.000% 01/15/30	175,000	191,455
Dover NH GO Ref 5.000% 06/15/25	75,000	90,808
Dover NH GO 4.000% 06/15/28	100,000	106,677
Grafton County NH Ref GO 5.000% 07/01/28	250,000	298,243
Hillsborough NH GO 4.000% 11/01/20	100,000	100,105
Hillsborough NH GO 4.000% 11/01/21	100,000	100,108
Hooksett NH Sch Dist GO 5.000% 07/15/22	100,000	116,996
Keene NH GO 3.250% 09/15/36	100,000	99,155
Keene NH GO 4.000% 07/01/27	175,000	194,829
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	102,884
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	103,074
Nashua NH GO 3.000% 10/01/35	175,000	163,607
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	186,328
NH St GO Cap Impt - Ser B 5.000% 12/01/28	75,000	89,239
NH St Cap Impt GO 4.750% 03/01/27	100,000	104,290
Portsmouth NH GO Ref- Capital Loan - Ser B 3.000% 06/15/33	255,000	241,882
Portsmouth NH GO Ref- Capital Loan - Ser B 3.000% 06/15/34	335,000	312,964
Portsmouth NH GO 3.000% 06/15/36	275,000	243,931
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	105,408
*Rochester NH GO Ser A 3.000% 03/01/32	130,000	131,443
Rochester NH GO Ser C 3.000% 10/15/35	100,000	95,722
Salem NH School District GO 5.000% 11/15/24	100,000	120,124
*Salem NH School District GO 4.000% 12/01/27	250,000	274,073
		3,687,700
Health Care (16.9%)
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	80,000	82,290
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	20,000	20,433
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	110,549
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	104,052
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	99,204
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	154,326
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	110,026
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	111,153
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	50,000	52,525
NH Health & Ed Facs Auth Rev Ref- Memorial Hospital 5.000% 06/01/20	125,000	133,208
NH Health & Ed Facs Auth Rev Ref- Memorial Hospital 5.250% 06/01/26	125,000	135,038
		1,112,804
Housing (5.7%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	60,000	60,786
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	135,000	139,053
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	65,000	68,614
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	107,450
		375,903
Transportation (3.0%)
Manchester NH Gen Airport Rev 5.000% 01/01/23	75,000	84,494
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	114,847
		199,341
Utilities (3.4%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	110,568
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	110,283
		220,851

TOTAL MUNICIPAL BONDS (COST: $6,490,343)		$6,414,620

OTHER ASSETS LESS LIABILITIES (2.7%)		176,608

NET ASSETS (100.0%)		$6,591,228

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2017 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$55,585,866	$48,292,416	$44,001,321	$19,247,938	$6,490,343

Investments in securities, at fair value	$57,641,354	$49,099,329	$44,942,797	$19,368,346	$6,414,620
Cash	1,497,722	2,702,841	1,287,613	434,982	161,827
Receivable for Fund shares sold	9,753	4,926	38,411	49,980	0
Accrued dividends receivable	0	0	0	0	0
Accrued interest receivable	869,681	473,730	479,948	164,034	40,240
Prepaid expenses	3,828	12,517	3,314	1,517	447
Total assets	$60,022,338	$52,293,343	$46,752,083	$20,018,859	$6,617,134

LIABILITIES
Payable for securities purchased	$0	$1,723,769	$0	$281,498	$0
Payable for Fund shares redeemed	3,668	79,317	6,893	2,962	15,075
Dividends payable	41,524	29,646	33,027	8,459	3,748
Trustees' fees payable	328	274	257	109	37
Payable to affiliates	45,458	37,094	35,424	14,681	4,732
Accrued expenses	11,193	8,413	8,359	4,353	2,314
Total liabilities	$102,171	$1,878,513	$83,960	$312,062	$25,906

NET ASSETS	$59,920,167	$50,414,830	$46,668,123	$19,706,797	$6,591,228

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$58,335,244	$50,327,797	$46,144,629	$19,611,183	$6,781,289
Accumulated net realized gain (loss) on investments	(477,238)	(721,203)	(417,985)	(40,378)	(117,479)
Accumulated undistributed net investment income (loss)	6,673	1,323	3	15,584	3,141
Unrealized appreciation (depreciation) on investments	2,055,488	806,913	941,476	120,408	(75,723)

NET ASSETS	$59,920,167	$50,414,830	$46,668,123	$19,706,797	$6,591,228

Shares outstanding	5,616,038	4,919,076	4,048,087	1,835,083	635,169
Net asset value per share*	$10.67	$10.25	$11.53	$10.74	$10.38
Public offering price (sales charge of 2.50%)	$10.94	$10.51	$11.83	$11.02	$10.65

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2017 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,134,181	$814,979	$768,047	$341,013	$101,432
Dividends	0	0	0	0	0
Total investment income	$1,134,181	$814,979	$768,047	$341,013	$101,432

EXPENSES
Investment advisory fees	$151,342	$121,459	$117,536	$50,884	$16,778
Distribution (12b-1) fees	75,671	60,730	58,768	25,442	8,389
Transfer agent fees	39,386	31,515	30,573	13,250	4,369
Administrative service fees	54,442	46,075	44,977	26,314	16,764
Professional fees	6,980	5,670	5,609	3,125	1,843
Reports to shareholders	1,697	1,177	987	558	192
License, fees, and registrations	1,856	5,383	2,427	1,326	627
Audit fees	6,508	5,276	5,124	2,202	815
Trustees’ fees	2,844	2,255	2,208	958	316
Transfer agent out-of-pockets	2,353	1,831	1,607	787	246
Custodian fees	3,033	2,324	2,374	1,089	524
Legal fees	4,013	3,210	3,127	1,354	452
Insurance expense	874	636	650	276	80
Total expenses	$350,999	$287,541	$275,967	$127,565	$51,395
Less expenses waived or reimbursed (See Note 7)	(54,368)	(49,481)	(45,597)	(27,832)	(18,511)
Total net expenses	$296,631	$238,060	$230,370	$99,733	$32,884

NET INVESTMENT INCOME (LOSS)	$837,550	$576,919	$537,677	$241,280	$68,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(253,811)	$(459,559)	$(61,176)	$(40,408)	$(101,737)
Net change in unrealized appreciation (depreciation) on investments	(2,278,353)	(2,172,563)	(2,209,582)	(1,020,908)	(329,545)
Net realized and unrealized gain (loss) on investments	$(2,532,164)	$(2,632,122)	$(2,270,758)	$(1,061,316)	$(431,282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,694,614)	$(2,055,203)	$(1,733,081)	$(820,036)	$(362,734)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2017 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$837,550	$576,919	$537,677	$241,280	$68,548
Net realized gain (loss) from investment transactions	(253,811)	(459,559)	(61,176)	(40,408)	(101,737)
Net change in unrealized appreciation (depreciation) on investments	(2,278,353)	(2,172,563)	(2,209,582)	(1,020,908)	(329,545)
Net increase (decrease) in net assets resulting from operations	$(1,694,614)	$(2,055,203)	$(1,733,081)	$(820,036)	$(362,734)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(836,902)	$(576,801)	$(537,673)	$(240,441)	$(68,277)
Net realized gain on investments	0	0	0	0	0
Total distributions	$(836,902)	$(576,801)	$(537,673)	$(240,441)	$(68,277)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,998,452	$7,963,879	$4,947,064	$1,654,750	$580,261
Proceeds from reinvested dividends	588,337	397,817	338,180	190,117	46,925
Cost of shares redeemed	(2,623,997)	(1,531,904)	(3,064,400)	(1,290,580)	(359,275)
Net increase (decrease) in net assets resulting from capital share transactions	$1,962,792	$6,829,792	$2,220,844	$554,287	$267,911

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(568,724)	$4,197,788	$(49,910)	$(506,190)	$(163,100)
NET ASSETS, BEGINNING OF PERIOD	$60,488,891	$46,217,042	$46,718,033	$20,212,987	$6,754,328
NET ASSETS, END OF PERIOD	$59,920,167	$50,414,830	$46,668,123	$19,706,797	$6,591,228

Accumulated undistributed net investment income	$6,673	$1,323	$3	$15,584	$3,141

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2016

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,642,271	$1,109,244	$1,051,348	$437,720	$114,413
Net realized gain (loss) from investment transactions	39,118	6,667	52,357	30	(2,287)
Net change in unrealized appreciation (depreciation) on investments	1,334,412	1,377,841	1,655,184	536,043	145,181
Net increase (decrease) in net assets resulting from operations	$3,015,801	$2,493,752	$2,758,889	$973,793	$257,307

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,641,358)	$(1,108,961)	$(1,051,277)	$(436,128)	$(112,772)
Net realized gain on investments	0	0	0	(8,442)	0
Total distributions	$(1,641,358)	$(1,108,961)	$(1,051,277)	$(444,570)	$(112,772)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,676,711	$6,523,495	$7,816,620	$3,302,647	$2,298,225
Proceeds from reinvested dividends	1,165,076	746,962	665,587	349,320	71,416
Cost of shares redeemed	(6,305,595)	(3,627,437)	(5,899,274)	(1,442,995)	(924,067)
Net increase (decrease) in net assets resulting from capital share transactions	$536,192	$3,643,020	$2,582,933	$2,208,972	$1,445,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,910,635	$5,027,811	$4,290,545	$2,738,195	$1,590,109
NET ASSETS, BEGINNING OF PERIOD	$58,578,256	41,189,231	$42,427,488	$17,474,792	$5,164,219
NET ASSETS, END OF PERIOD	$60,488,891	$46,217,042	$46,718,033	$20,212,987	$6,754,328

Accumulated undistributed net investment income	$6,024	$1,205	$0	$14,745	$2,871

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the “Trust”) was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund (“ME Muni Fund”) and New Hampshire Municipal Fund (“NH Muni Fund”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 29, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized using the effective yield method over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2017:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$57,641,354	$0	$57,641,354
	Total	$0	$57,641,354	$0	$57,641,354

NE Muni Fund	Municipal Bonds	$0	$49,099,329	$0	$49,099,329
	Total	$0	$49,099,329	$0	$49,099,329

OK Muni Fund	Municipal Bonds	$0	$44,942,797	$0	$44,942,797
	Total	$0	$44,942,797	$0	$44,942,797

ME Muni Fund	Municipal Bonds	$0	$19,368,346	$0	$19,368,346
	Total	$0	$19,368,346	$0	$19,368,346

NH Muni Fund	Municipal Bonds	$0	$6,414,620	$0	$6,414,620
	Total	$0	$6,414,620	$0	$6,414,620

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 31, 2017. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 31, 2017. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2017.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2017, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$5,451,030	$12,822,425	$4,029,608	$934,030	$1,927,889
Sales	$3,647,274	$6,813,137	$1,040,346	$287,825	$1,094,169

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Six Months Ended 1/31/17:	Fund	Fund	Fund	Fund	Fund
Shares sold	366,948	757,089	417,909	148,930	54,769
Shares issued from reinvestments	54,353	38,001	28,838	17,349	4,408
Shares redeemed	(241,316)	(146,606)	(259,457)	(118,265)	(33,934)
Net increase (decrease)	179,985	648,484	187,290	48,014	25,243

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/29/16:	Fund	Fund	Fund	Fund	Fund
Shares sold	515,596	610,955	656,299	294,264	208,450
Shares issued from reinvestments	105,988	70,178	56,033	31,317	6,539
Shares redeemed	(574,747)	(340,869)	(496,094)	(129,061)	(85,209)
Net increase (decrease)	46,837	340,264	216,238	196,520	129,780

NOTE 6: Income Tax Information

At July 29, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$54,199,325	$42,909,627	$41,265,797	$18,691,754	$5,780,099
Unrealized appreciation	$4,355,261	$2,981,039	$3,167,313	$1,166,117	$267,122
Unrealized depreciation	(15,395)	(357)	(16,255)	(10,056)	(10,430)
Net unrealized appreciation*	$4,339,866	$2,980,682	$3,151,058	$1,156,061	$256,692

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions paid or accrued were as follows:

Year Ended 7/29/16:	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Tax-exempt income	$1,641,358	$1,108,961	$1,051,277	$436,128	$112,772
Capital gains	$0	$0	$0	$8,442	$0

Year Ended 7/31/15:	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Tax-exempt income	$1,647,296	$1,098,476	$997,700	$427,448	$105,037

As of July 29, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Undistributed tax-exempt income	$38,527	$30,089	$30,312	$7,461	$2,918
Undistributed capital gain	0	0	0	30	0
Accumulated capital and other losses	(223,427)	(261,642)	(356,809)	0	(15,742)
Unrealized appreciation*	4,339,866	2,980,682	3,151,058	1,156,061	256,692
Total accumulated earnings/(deficit)	$$4,154,966	$$2,749,129	$$2,824,561	$$1,163,552	$$243,868

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds’ capital loss carryforward amounts as of July 29, 2016 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2018	$-	$-	$260,308	$-
Non-expiring S-T losses	133,526	177,427	52,527	12,953
Non-expiring L-T losses	89,901	84,215	43,974	2,789
Total	$223,427	$261,642	$356,809	$15,742

For the year ended July 29, 2016, NH Muni Fund reclassified accumulated net realized loss of $529 to paid-in capital due to expired capital loss carryforward. For the year ended July 29, 2016, KS Muni Fund, NE Muni Fund, OK Muni Fund, and NH Muni Fund utilized capital loss carryforwards of $39,118, $8,077, $53,288, and $5,931, respectively. For the year ended July 29, 2016, NE Muni Fund, OK Muni Fund, and NH Muni Fund reclassified accumulated net investment income of $1,411, $931, and $8,218, respectively, to accumulated realized gain due to market discount on bonds sold.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2017 so that the net annual operating expenses do not exceed 0.98%. After November 29, 2017, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/17		Payable at 1/31/17
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
KS Muni Fund	$125,709	$25,633	$21,040
NE Muni Fund	$98,332	$23,127	$17,094
OK Muni Fund	$96,267	$21,269	$16,238
ME Muni Fund	$38,665	$12,219	$6,307
NH Muni Fund	$10,071	$6,707	$1,675

* After waivers.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/17				Payable at 1/31/17
	Sales		Distribution	Distribution	Sales		Distribution
	Charges	CDSC	Fees*	Fees Waived	Charges	CDSC	Fees*
KS Muni Fund	$70,033	$0	$62,854	$12,817	$0	$0	$10,520
NE Muni Fund	$101,646	$0	$49,167	$11,563	$0	$0	$8,547
OK Muni Fund	$64,567	$0	$48,133	$10,635	$0	$0	$8,119
ME Muni Fund	$21,371	$0	$19,333	$6,109	$0	$0	$3,153
NH Muni Fund	$8,166	$0	$5,035	$3,354	$0	$0	$837

* After waivers.

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/17				Payable at 1/31/17
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees*	Fees Waived	Fees*	Fees Waived	Fees*	Fees*
KS Muni Fund	$35,042	$6,697	$45,221	$9,221	$6,322	$7,576
NE Muni Fund	$27,330	$6,016	$37,300	$8,775	$5,038	$6,415
OK Muni Fund	$26,626	$5,554	$36,838	$8,139	$4,858	$6,209
ME Muni Fund	$10,851	$3,186	$19,996	$6,318	$1,923	$3,298
NH Muni Fund	$2,868	$1,747	$10,061	$6,703	$543	$1,677
* After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/17+	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$11.13	$10.87	$10.85	$10.56	$11.12	$10.64

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.31	$0.31	$0.32	$0.30	$0.37
Net realized and unrealized gain (loss) on investments [3]	(0.46)	0.26	0.02	0.29	(0.56)	0.48
Total from investment operations	$(0.31)	$0.57	$0.33	$0.61	$(0.26)	$0.85

Distributions from net investment income	$(0.15)	$(0.31)	$(0.31)	$(0.32)	$(0.30)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$10.67	$11.13	$10.87	$10.85	$10.56	$11.12

Total Return (excludes any applicable sales charge)	(2.79%)#	5.30%	3.03%	5.81%	(2.37%)	8.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,920	$60,489	$58,578	$59,516	$64,405	$48,093
Ratio of expenses to average net assets after waivers 1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers [2]	1.16%^	1.18%	1.16%	1.16%	1.17%	1.18%
Ratio of net investment income to average net assets 1,2,*	2.77%^	2.81%	2.80%	2.95%	2.75%	3.36%
Portfolio turnover rate	6.18%	12.10%	10.87%	6.63%	13.40%	11.46%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
[2]	Average net assets was calculated using a 360-day period.
[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/17+	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.48	$10.40	$9.99	$10.69	$10.20

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.27	$0.29	$0.29	$0.29	$0.34
Net realized and unrealized gain (loss) on investments [3]	(0.57)	0.34	0.08	0.41	(0.70)	0.49
Total from investment operations	$(0.44)	$0.61	$0.37	$0.70	$(0.41)	$0.83

Distributions from net investment income	$(0.13)	$(0.27)	$(0.29)	$(0.29)	$(0.29)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$10.25	$10.82	$10.48	$10.40	$9.99	$10.69

Total Return (excludes any applicable sales charge)	(4.13%)#	5.94%	3.54%	7.14%	(3.96%)	8.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$50,415	$46,217	$41,189	$39,734	$41,633	$46,038
Ratio of expenses to average net assets after waivers 1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers [2]	1.18%^	1.20%	1.19%	1.20%	1.20%	1.21%
Ratio of net investment income to average net assets 1,2,*	2.37%^	2.58%	2.72%	2.89%	2.72%	3.22%
Portfolio turnover rate	14.56%	7.47%	11.76%	3.88%	23.65%	12.38%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
[2]	Average net assets was calculated using a 360-day period.
[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/17+	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$12.10	$11.64	$11.60	$11.20	$11.93	$11.24

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.28	$0.29	$0.31	$0.32	$0.34
Net realized and unrealized gain (loss) on investments [3]	(0.57)	0.46	0.04	0.40	(0.73)	0.69
Total from investment operations	$(0.43)	$0.74	$0.33	$0.71	$(0.41)	$1.03

Distributions from net investment income	$(0.14)	$(0.28)	$(0.29)	$(0.31)	$(0.32)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$11.53	$12.10	$11.64	$11.60	$11.20	$11.93

Total Return (excludes any applicable sales charge)	(3.61%)#	6.47%	2.82%	6.42%	(3.54%)	9.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,668	$46,718	$42,427	$38,795	$41,551	$43,253
Ratio of expenses to average net assets after waivers 1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers [2]	1.17%^	1.19%	1.18%	1.19%	1.18%	1.19%
Ratio of net investment income to average net assets 1,2,*	2.29%^	2.40%	2.44%	2.72%	2.70%	2.93%
Portfolio turnover rate	2.29%	10.58%	14.53%	1.41%	9.54%	17.72%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
[2]	Average net assets was calculated using a 360-day period.
[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/17+	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$11.31	$10.99	$11.00	$10.79	$11.36	$10.77

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.27	$0.27	$0.29	$0.31	$0.34
Net realized and unrealized gain (loss) on investments [3]	(0.57)	0.33	(0.01)	0.21	(0.57)	0.59
Total from investment operations	$(0.44)	$0.60	$0.26	$0.50	$(0.26)	$0.93

Less Distributions:
Distributions from net investment income	$(0.13)	$(0.27)	$(0.27)	$(0.29)	$(0.31)	$(0.34)
Distributions from net realized gains	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions	$(0.13)	$(0.28)	$(0.27)	$(0.29)	$(0.31)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$10.74	$11.31	$10.99	$11.00	$10.79	$11.36

Total Return (excludes any applicable sales charge)	(3.90%)#	5.44%	2.37%	4.72%	(2.37%)	8.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$19,707	$20,213	$17,475	$17,451	$17,702	$18,084
Ratio of expenses to average net assets after waivers 1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers [2]	1.25%^	1.29%	1.28%	1.28%	1.27%	1.29%
Ratio of net investment income to average net assets 1,2,*	2.37%^	2.39%	2.45%	2.70%	2.76%	3.11%
Portfolio turnover rate	1.45%	1.88%	16.18%	11.27%	11.52%	1.87%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
[2]	Average net assets was calculated using a 360-day period.
[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/17+	7/29/16	7/31/15	7/31/14	7/31/13	7/31/12
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07	$10.76	$10.74	$10.55	$11.07	$10.66

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.24	$0.24	$0.28	$0.28	$0.33
Net realized and unrealized gain (loss) on investments [3]	(0.69)	0.31	0.02	0.19	(0.52)	0.41
Total from investment operations	$(0.58)	$0.55	$0.26	$0.47	$(0.24)	$0.74

Distributions from net investment income	$(0.11)	$(0.24)	$(0.24)	$(0.28)	$(0.28)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$10.38	$11.07	$10.76	$10.74	$10.55	$11.07

Total Return (excludes any applicable sales charge)	(5.26%)#	5.12%	2.45%	4.53%	(2.19%)	7.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,591	$6,754	$5,164	$4,684	$5,173	$4,854
Ratio of expenses to average net assets after waivers 1,2,*	0.98%^	0.98%	0.98%	1.01%	1.08%	1.07%
Ratio of expenses to average net assets before waivers [2]	1.53%^	1.67%	1.71%	1.71%	1.67%	1.78%
Ratio of net investment income to average net assets 1,2,*	2.04%^	2.17%	2.27%	2.68%	2.62%	3.07%
Portfolio turnover rate	16.83%	23.42%	13.08%	4.85%	10.57%	13.73%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
[2]	Average net assets was calculated using a 360-day period.
[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012.

^	Annualized
+	Unaudited.
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/29/2016	1/31/2017	Period*	Ratio
Kansas Municipal Fund
Actual	$1,000.00	$972.13	$4.86	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.98	0.98%
Nebraska Municipal Fund
Actual	$1,000.00	$958.77	$4.83	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.98	0.98%
Oklahoma Municipal Fund
Actual	$1,000.00	$963.94	$4.84	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.98	0.98%
Maine Municipal Fund
Actual	$1,000.00	$960.99	$4.83	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.98	0.98%
New Hampshire Municipal Fund
Actual	$1,000.00	$947.37	$4.80	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.98	0.98%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 186 days in one-half year period, and dividend by 367 days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Williston Basin/Mid-North America Stock Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 6, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 6, 2017